CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 612,101	$ 442,588	$ 338,301
Change in foreign currency translation adjustment	24,903	(13,355)	13,810
Available-for-sale investments:
Change in net unrealized gains (losses)	(749)	919	18,029
Less - reclassification adjustment for net gains (losses) realized and included in net income	4,467	(423)	12,271
Net change (net of tax effect of $(214), $(342) and $(4,130) )	3,718	496	30,300
Cash flow hedges:
Change in unrealized gains (losses)	16,844	(3,621)	(5,300)
Less - reclassification adjustment for net gains (losses) realized and included in net income	(10,088)	4,520	13,335
Net change (net of tax effect of $(431), $10 and $(1,096))	6,756	899	8,035
Total other comprehensive income (loss)	35,377	(11,960)	52,145
Comprehensive income	$ 647,478	$ 430,628	$ 390,446